Income Taxes - Rate Reconciliations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Earnings (loss) before income taxes	$ (380)	$ (303)	$ 193
Net earnings (loss) attributable to non-controlling interests not subject to tax	(33)	2	(26)
Adjusted earnings (loss) before income taxes	$ (413)	$ (301)	$ 167
Statutory Canadian federal and provincial income tax rate	23.60%	24.50%	26.50%
Expected income tax expense (recovery)	$ (98)	$ (74)	$ 44
Increase (decrease) in income taxes resulting from:
Differences in effective foreign tax rates	4	3	5
Deferred income tax expense related to temporary difference on investment in subsidiaries	0	9	0
Write-down (reversal of write-down) of unrecognized deferred income tax assets	134	8	(9)
Statutory and other rate differences	4	(7)	(31)
Other	1	11	8
Income tax expense (recovery)	$ 45	$ (50)	$ 17
Effective tax rate	(11.00%)	17.00%	10.00%